INTERIM FINANCIAL DATA Interim Financial Data (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Interim Financial Information Disclosure [Abstract]
Deferred Finance Costs, Noncurrent, Net	$ (26,795)	$ (32,271)